Marketable Securities – Related Party	6 Months Ended
Jun. 30, 2024
Next NRG Holding Corp [Member]
Restructuring Cost and Reserve [Line Items]
Marketable Securities – Related Party

Note 3 – Marketable Securities – Related Party

The Company’s investments in marketable securities consist solely of shares held in EzFill Holdings, Inc. (“EZFL”). EZFL is publicly traded on Nasdaq. The shares owned were earned in connection with providing various loans to EZFL, a related party. See Note 7.

Our principal stockholder and Chief Executive Officer controls approximately 28% of EZFL and we are also a significant debt lender to EZFL.

These marketable securities are classified as trading securities. All changes in realized and unrealized gains (losses) on these investments are included in earnings. The Company records the fair value of these securities based upon the quoted closing trading price of EZFL on the reporting period date.

The following is a summary of our marketable securities – related party at June 30, 2024 and December 31, 2023, respectively:

Balance - December 31, 2023	$-
Acquisition of marketable equity securities - related party	1,404,227
Unrealized loss on marketable equity securities - related party	(170,089)
Balance - June 30, 2024	$1,234,138

Trading securities at June 30, 2024 and December 31, 2023 were as follows:

	June 30, 2024
	Aggregate	Amortized/Adjusted	Unrealized	Shares
	Fair Value	Cost Basis	Losses	Held
Marketable Securities - Common Stock - Related Party	$1,234,138	$1,404,227	$(170,089)	256,578

December 31, 2023
	Aggregate	Amortized/Adjusted	Unrealized	Shares
	Fair Value	Cost Basis	Losses	Held
Marketable Securities - Common Stock - Related Party	$-	$-	$-	-

For the three and six months ended June 30, 2024, the Company recognized investment income – related party of $1,058,334 and $1,404,227, respectively.

Investment income - related party is a component of other income (expense) – net on the accompanying consolidated statements of operations.

NEXTNRG HOLDING CORP AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2024

(UNAUDITED)